Cash and cash equivalents and financial investments	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments
10	Cash and cash equivalents and financial investments

10.1 Cash and cash equivalents

	December 31, 2023	December 31, 2022
Cash and cash equivalents	63,690	127,263
Short-term financial investments	147,948	58,464
Total	211,638	185,727

Short-term financial investments are represented by fixed income securities, with interest rate ranging from 100% to 101% on December 31, 2023 (101% to 102% as of December 31, 2022) of the changes of Interbank Deposit Certificate (CDI) variation which (i) Management expects to use for short-term commitments; (ii) present daily liquidity; and (iii) are readily convertible into a known amount of cash, subject to an insignificant risk of change in value.

10.2 Financial investments

.	December 31, 2023	December 31, 2022
Financial investments	3,164	96,299

As of December 31, 2023 the balance of R$ 3,164 (R$ 96,299 as of December 31, 2022), with bear interest rates ranging from 0.57% to 5.28% p.a. (from 0.57% to 4.2% p.a. on December 31, 2022). The Company holds US$ and £ amounts for short-term commitments in the same currencies.